RESTATEMENT AND RECLASSIFICATIONS - Summary of SG&A Expenses Restatement Adjustments (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2021	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total SG&A adjustments	$ 88,926	$ 55,549	$ 82,968	$ 60,421
Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total SG&A adjustments			(44,523)	(3,138)
Restatement Adjustments | Misstatement of Distributor Service Fees
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total SG&A adjustments			(37,075)	0
Restatement Adjustments | Misstatement of Revenue Recognition Timing and Payments Recorded for Services | Physician Channel Provider
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total SG&A adjustments			(7,065)	(4,891)
Restatement Adjustments | Misstatement of Capitalized Computer Software Expenses
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total SG&A adjustments			1,323	472
Restatement Adjustments | Misstatement of Capitalized Marketing and Advertising Expenses
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total SG&A adjustments			(732)	1,827
Restatement Adjustments | Other adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total SG&A adjustments			$ (974)	$ (546)